PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 44,408,491	R$ 44,352,593
Additions	10,147,131	9,798,156
Write-offs, net	(94,330)	(208,736)
Net transfers	(100,846)	(130,675)
Subletting	1,665	(64,177)
Sale of businesses		(227,951)
Business combinations	676,019
Depreciation	(9,139,945)	(9,110,719)
Balance at end of the period	45,898,185	44,408,491
Write offs, net related to cancellation of lease agreements	52,092	245,237
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	154,606,233
Balance at end of the period	166,089,423	154,606,233
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(110,197,742)
Balance at end of the period	(120,191,238)	(110,197,742)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,661,180	22,423,337
Additions	74,814	428,683
Write-offs, net	(8,607)	15,005
Net transfers	2,828,009	3,361,667
Sale of businesses		(150,251)
Business combinations	126,530
Depreciation	(3,366,948)	(3,417,261)
Balance at end of the period	22,314,978	22,661,180
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	81,422,233
Balance at end of the period	85,373,094	81,422,233
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(58,761,053)
Balance at end of the period	(63,058,116)	(58,761,053)
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	1,031,510	917,027
Additions	2,852	45
Write-offs, net	(81)	(103)
Net transfers	80,963	571,986
Sale of businesses		(14,207)
Depreciation	(438,026)	(443,238)
Balance at end of the period	677,218	1,031,510
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	6,435,959
Balance at end of the period	6,503,428	6,435,959
Terminal equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(5,404,449)
Balance at end of the period	(5,826,210)	(5,404,449)
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	4,330,107	4,077,835
Additions	110,072	107,961
Write-offs, net	7	87,079
Net transfers	2,301,010	2,259,382
Sale of businesses		(33,648)
Depreciation	(1,592,158)	(2,168,502)
Balance at end of the period	5,149,038	4,330,107
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	25,107,646
Balance at end of the period	27,432,268	25,107,646
Lending equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(20,777,539)
Balance at end of the period	(22,283,230)	(20,777,539)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	13,801,906	13,538,839
Additions	3,208,050	2,802,303
Write-offs, net	(58,311)	(262,311)
Net transfers	310,129	609,681
Subletting	1,665	(64,177)
Sale of businesses		(21,126)
Business combinations	541,826
Depreciation	(3,522,398)	(2,801,303)
Balance at end of the period	14,282,867	13,801,906
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	34,169,915
Balance at end of the period	38,168,495	34,169,915
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(20,368,009)
Balance at end of the period	(23,885,628)	(20,368,009)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	266,946	273,029
Write-offs, net	(14,861)	(5,183)
Net transfers		(900)
Balance at end of the period	252,085	266,946
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	266,946
Balance at end of the period	252,085	266,946
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	649,604	744,385
Additions	191,469	158,919
Write-offs, net	(2,346)	(1,360)
Net transfers	10,328	28,450
Sale of businesses		(375)
Business combinations	3,442
Depreciation	(220,415)	(280,415)
Balance at end of the period	632,082	649,604
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	5,536,296
Balance at end of the period	5,770,136	5,536,296
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,886,692)
Balance at end of the period	(5,138,054)	(4,886,692)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	1,667,238	2,378,141
Additions	6,559,874	6,300,245
Write-offs, net	(10,131)	(41,863)
Net transfers	(5,631,285)	(6,960,941)
Sale of businesses		(8,344)
Business combinations	4,221
Balance at end of the period	2,589,917	1,667,238
Assets and facilities under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	1,667,238
Balance at end of the period	R$ 2,589,917	R$ 1,667,238